[LOGO OF API TRUST]
--------------------------------------------------------------------------------
Growth Fund
Capital Income Fund
Multiple Index Trust
Yorktown Classic Value Trust
Treasuries Trust

                          SEMI-ANNUAL REPORT DATED NOVEMBER 30, 2000

                              [LOGO OF API TRUST]




                                    CONTENTS

Letter to Shareholders                                                       1

Growth Fund
 Schedule of Investments                                                     2
 Financial Statements                                                        5

Capital Income Fund
 Schedule of Investments                                                    12
 Financial Statements                                                       13

Multiple Index Trust
 Schedule of Investments                                                    20
 Financial Statements                                                       21

Yorktown Classic Value Trust
 Schedule of Investments                                                    27
 Financial Statements                                                       28

Treasuries Trust
 Schedule of Investments                                                    35
 Financial Statements                                                       36

                              [LOGO OF API TRUST]

Dear Fellow Shareholders:

In contrast to last year's historic rise of both domestic and international markets, we have seen an intense liquidation of equity securities within the financial markets through mid- November of 2000. Of the fifty investment cate-gories within the Lipper Analytical Performance Summaries, only fifteen re-corded positive returns year-to-date through November 2000. The good news is that the bad news is now reflected in the market.

On Tuesday, November 19, 2000 the U. S. Federal Reserve announced that it would not reduce interest rates . . . yet. But, it did agree that there now exists a sharp slowdown within the U.S. economy, which is a good indication that the Fed is preparing to cut rates. This is the crucial point where mar-kets change direction from negative to positive. Since the Fed announced this major shift in policy, the stock and bond markets have stabilized and appear to be well positioned for healthy returns for the year 2001.

Here lies the importance of our unique diversification strategy. We believe strongly that the correction within the marketplace was healthy. The technol-ogy trend of overnight wealth was doomed to end. But in the same breath, the major markets and the long-term health of the economy will reward shareholders that have well diversified portfolios in domestic and international growth and value securities.

At current prices, we believe the market represents good solid value, and your portfolio within the API Trust Funds even better value. As always, we appreci-ate your support and welcome your comments.

Best Regards.

Sincerely,
/s/ David D. Basten
David D. Basten
President

December 27, 2000

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               November 30, 2000
                                  (Unaudited)

                                        Shares   Value
                                        ------   -----
MUTUAL FUNDS -- 60.86%
Large Cap Growth Funds -- 0.38%
Rydex Series Trust OTC Fund             14,179 $ 256,930
                                               ---------
Large Cap Core Funds -- 0.75%
Enterprise Growth Fund                  23,894   499,881
                                               ---------
Large Cap Value Funds -- 5.47%
Davis New York Venture Fund             87,779 2,365,645
Pioneer Fund                            29,946 1,303,269
                                               ---------
                                               3,668,914
                                               ---------
Multi Cap Growth
 Funds -- 6.82%
IDEX Capital Appreciation Fund          36,411   882,982
Legg Mason Value Trust                  15,497 1,001,591
MFS Emerging Growth Fund                 2,754   136,432
Phoenix Seneca Strategic Theme Fund     30,122   510,271
Sentinel Mid Cap Growth Fund            69,790 1,323,934
Transamerica Small Company Fund         25,342   721,237
                                               ---------
                                               4,576,447
                                               ---------
Multi Cap Core Funds -- 2.54%
Vanguard Index Total Stock Market Fund  58,783 1,700,599
                                               ---------
Mid Cap Growth Funds -- 2.98%
AIM Equity Aggressive Growth Fund       15,948   237,797
Kemper Small Cap Equity Fund            88,203   525,693
Phoenix Small Cap Fund                  55,960 1,238,416
                                               ---------
                                               2,001,906
                                               ---------
Mid Cap Core Funds -- 5.32%
Guardian Park Avenue Small Cap Fund     60,610   936,427
AIM Mid Cap Equity Fund                 28,928   750,396
Vanguard Index Extended Market Fund     65,627 1,881,550
                                               ---------
                                               3,568,373
                                               ---------
Mid Cap Value Funds -- 0.48%
Boston Partners Mid Cap Value Fund      28,544   319,124
                                               ---------

                                       Shares    Value
                                       ------    -----
Emerging Markets Funds -- 3.63%
Deutsche Emerging Markets Equity Fund   41,993 $ 239,782
Goldman Sachs Emerging Markets Fund     63,199   520,132
Putnam Emerging Markets Fund           214,155 1,676,835
                                               ---------
                                               2,436,749
                                               ---------
Small Cap Value Funds -- 1.71%
Goldman Sachs Small Cap Value Fund      51,882 1,147,646
                                               ---------
Equity Income Funds -- 0.60%
Kemper-Dreman High Return Fund          11,824   400,985
                                               ---------
European Region Funds -- 3.76%
Flag Investors European Mid-Cap Fund    33,288   523,302
Kemper New Europe Fund Class A          46,220   692,849
Vanguard International Equity Index
 Fund Inc. D. Port.                     52,891 1,307,472
                                               ---------
                                               2,523,623
                                               ---------
Global Funds -- 0.36%
Janus Worldwide Fund                     3,741   239,431
                                               ---------
Global Small Cap Funds -- 2.69%
SmallCap World Fund Inc.                57,101 1,807,276
                                               ---------
International Funds -- 12.26%
Deutsche EAFE Index Fund               370,970 4,444,229
Dresdner International Growth Fund      22,714   355,707
Deutsche International Select Equity
 Fund                                   32,807   657,143
Neuberger International Fund            20,294   367,529
Pioneer International Growth Fund       55,549   992,676
Putnam International Growth Fund        54,760 1,407,336
                                               ---------
                                               8,224,620
                                               ---------
Latin American Fund -- 1.69%
T. Rowe Price Latin America Fund       124,223 1,134,161
                                               ---------

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                       SCHEDULE OF INVESTMENTS, Continued
                               November 30, 2000
                                  (Unaudited)

                                       Shares     Value
                                       ------     -----
Pacific Region Funds -- 0.59%
Flag Investors Top Asia Fund            26,301 $   395,844
                                               -----------
Pacific Ex Japan Funds -- 0.91%
Goldman Sachs Growth Fund               67,191     612,111
                                               -----------
S&P 500 Funds -- 6.16%
Deutsche S&P 500 Index Fund              2,105     345,227
Federated Index Trust Max-Cap Fund      17,769     476,051
T. Rowe Price Index Equity Index Fund   22,155     785,421
Vanguard Index Trust 500 Fund           20,790   2,528,584
                                               -----------
                                                 4,135,283
                                               -----------
Science & Technology
 Funds -- 1.76%
John Hancock Global Technology Fund    139,049   1,180,533
                                               -----------
 Total Mutual Funds
  (cost $32,985,484)                            40,830,436
                                               -----------
COMMON STOCKS -- 17.34%
Banks -- 1.09%
Associated Banc Corp.                    4,070     100,987
Pacific Century Financial                6,600      98,175
Compass Bancshares                       5,800     114,550
Fleet Boston Corp.                       3,600     135,000
First Union Corp.                        3,300      82,913
Regions Financial Corp.                  4,800     116,400
Wachovia Corp.                           1,700      85,106
                                               -----------
                                                   733,131
                                               -----------
Beverage Industry -- 0.39%
Coca Cola Co.                            4,200     263,025
                                               -----------
Computer &
 Peripherals -- 1.33%
EMC Corp.                               12,000     892,500
                                               -----------

                                       Shares   Value
                                       ------   -----
Computer Software &
 Services -- 3.53%
Adobe Systems                           4,400 $  278,850
Oracle Corp.                           62,000  1,643,000
Siebel Systems                          6,400    447,200
                                              ----------
                                               2,369,050
                                              ----------
Diversified Companies -- 1.88%
Citi Group                             25,333  1,261,900
                                              ----------
Drug Industry -- 0.40%
Merck & Co. Inc.                        2,900    268,795
                                              ----------
Drugstore Industry -- 0.85%
CVS Corp.                              10,000    568,750
                                              ----------
Entertainment -- 0.37%
Disney (Walt) Co.                       8,600    248,864
                                              ----------
Financial Services -- 0.27%
Stillwell Financial, Inc.               5,600    182,000
                                              ----------
Foreign
 Telecommunications -- 0.68%
Nortel Networks, Inc.                  12,000    453,000
                                              ----------
Medical Supplies
 Industry -- 2.50%
Johnson & Johnson                      16,786  1,678,600
                                              ----------
Office Equipment & Supplies -- 0.83%
Xerox Corp.                            80,000    555,000
                                              ----------
Railroads -- 0.02%
Kansas City Southern Industries, Inc.   1,400     11,813
                                              ----------
Retail -- 1.45%
TJX Corp.                              17,500    448,439
Wal Mart Stores Inc.                   10,000    521,875
                                              ----------
                                                 970,314
                                              ----------

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                       SCHEDULE OF INVESTMENTS, Continued
                               November 30, 2000
                                  (Unaudited)

                               Shares    Value
                               ------    -----

Securities Brokerage -- 0.72%
Merrill Lynch & Co. Inc.        8,400 $   486,150
                                      -----------
Semiconductor -- 1.03%
Advance Micro Devices          12,000     183,000
Atmel Corp.                    13,200     127,463
Intel Corp.                    10,000     380,625
                                      -----------
                                          691,088
                                      -----------
 Total Common Stocks
  (cost $10,314,337)                   11,633,980
                                      -----------
EXCHANGE TRADED INDEX
 SHARES -- 21.80%
i Shares MSCI Canada Index      7,000      92,312
i Shares MSCI Germany Index     5,000      90,938
i Shares MSCI Hong Kong Index  11,000     115,500


                                  Shares    Value
                                  ------    -----

i Shares Japan Index Fund          8,500 $   100,406
i Shares MSCI Belgium Index Fund   9,500     112,219
i Shares MSCI Switzerland Index
 Fund                              7,500     114,844
i Shares MSCI Austria Index Fund  15,500     108,500
i Shares MSCI United Kingdom
 Index Fund                        6,500     112,125
i Shares MSCI Mexico Index Fund    8,000     114,000
SPDR -- Nasdaq 100 Index          42,000   2,630,250
SPDR -- S&P 500 Index             55,000   7,251,409
SPDR -- Financial Sector Index    71,000   1,936,972
SPDR -- Technology Sector Index   53,000   1,841,750
                                         -----------
 Total Exchange Traded Index Shares
  (cost $16,482,128)                      14,621,225
                                         -----------
 Total Investments
  (cost $59,781,949)                     $67,085,641

    The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 2000
                                  (Unaudited)

Assets:
 Investments at value (identified cost of $59,781,949)             $67,085,641
 Cash                                                                  946,507
 Receivable for shareholder purchases                                  136,780
 Dividends receivable                                                  352,020
 Other assets                                                           43,184
                                                                   -----------
    Total assets                                                    68,564,132
                                                                   -----------
Liabilities:
 Accrued distribution fees                                              54,790
 Accrued advisory fees                                                  58,882
 Payable for shareholder redemptions                                    13,201
 Other liabilities                                                      75,591
                                                                   -----------
    Total liabilities                                                  202,464
                                                                   -----------
     Net Assets                                                    $68,361,668
                                                                   ===========
Shares of beneficial interest outstanding (unlimited number of no
 par value shares authorized)                                        5,527,584
                                                                   ===========
Net asset value and offering price per share outstanding           $     12.37
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 2000
                                  (Unaudited)

Investment Income:
 Dividends                                                  $    240,603
 Interest                                                         39,046
                                                            ------------
    Total income                                                 279,649
                                                            ------------
Expenses:
 Investment advisory fees                                        428,765
 Distribution fees                                               428,765
 Transfer agent fees                                             115,008
 Custodial fees                                                   12,307
 Professional fees                                                43,435
 Registration fees                                                10,513
 Trustee fees                                                      9,188
 Insurance                                                        16,851
 Shareholder reports                                               8,978
 Miscellaneous                                                     3,855
                                                            ------------
                                                               1,077,665
 Less expenses waived by investment advisor and distributor      (77,766)
                                                            ------------
   Total expenses                                                999,899
                                                            ------------
   Net investment loss                                          (720,250)
                                                            ------------
Realized and unrealized gain (loss) on investments:
 Net realized gain from security transactions                  2,926,987
 Capital gain distributions from mutual funds                    439,806
 Change in unrealized appreciation on investments            (12,387,370)
                                                            ------------
    Net realized and unrealized gain (loss) on investments    (9,020,577)
                                                            ------------
     Net increase in net assets resulting from operations   $ (9,740,827)
                                                            ============

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the
                                                Six Months Ended   For the
                                                 Nov. 30, 2000    Year Ended
                                                  (Unaudited)    May 31, 2000
                                                ---------------- ------------
Operations:
 Net investment loss                              $   (720,250)  $ (1,450,196)
 Net realized gain from security transactions        2,926,987      7,983,395
 Capital gain distributions from mutual funds          439,806      2,134,251
 Net change in unrealized appreciation on
  investments                                      (12,387,370)     7,054,155
                                                  ------------   ------------
    Increase (decrease) in net assets resulting
     from operations                                (9,740,827)    15,721,605
                                                  ------------   ------------
Distributions:
 From net realized gain on security
  transactions                                      (7,965,459)    (8,434,195)
                                                  ------------   ------------
    Decrease in net assets resulting from
     distributions                                  (7,965,459)    (8,434,195)
                                                  ------------   ------------
Capital share transactions:
 Proceeds from sale of 225,478 and 1,081,060
  shares                                             3,267,572     17,435,364
 Value of 514,862 and 625,631 shares issued
  upon reinvestment of dividends                     7,779,569      8,289,551
 Cost of 901,669 and 1,075,090 shares redeemed     (13,438,346)   (16,317,311)
                                                  ------------   ------------
    Increase (decrease) in net assets resulting
     from capital share transactions                (2,391,205)     9,407,604
                                                  ------------   ------------
    Total increase (decrease) in net assets        (20,097,491)    16,695,014

Net assets:
 Beginning of year/period                           88,459,159     71,764,145
                                                  ------------   ------------
 End of year/period                               $ 68,361,668   $ 88,459,159
                                                  ============   ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                             FINANCIAL HIGHLIGHTS

                                               For the Years Ended May 31,
                                         -----------------------------------------------
                              For the
                            Six Months
                               Ended
                           Nov. 30, 2000
                            (Unaudited)   2000      1999      1998      1997      1996
                           -------------  ----      ----      ----      ----      ----
For a share outstanding
 throughout each
 year/period:
Net asset value,
 beginning of year/period     $ 15.55    $ 14.19   $ 14.13   $ 13.42   $ 14.00   $ 12.48
                              -------    -------   -------   -------   -------   -------
Income from investment
 operations:
 Net investment loss             (.13)      (.25)     (.21)    (0.08)    (0.17)    (0.14)
 Net realized and
  unrealized gain on
  investments                   (1.65)      3.35      1.32      2.36      1.25      2.67
                              -------    -------   -------   -------   -------   -------
    Total income (loss)
     from investment
     operations                 (1.78)      3.10      1.11      2.28      1.08      2.53
                              -------    -------   -------   -------   -------   -------
Distributions:
 From net realized gain
  on security
  transactions                  (1.40)     (1.74)    (1.05)    (1.57)    (1.66)    (1.01)
                              -------    -------   -------   -------   -------   -------
    Total distributions         (1.40)     (1.74)    (1.05)    (1.57)    (1.66)    (1.01)
                              -------    -------   -------   -------   -------   -------
     Net asset value, end
      of year/period          $ 12.37    $ 15.55   $ 14.19   $ 14.13   $ 13.42   $ 14.00
                              =======    =======   =======   =======   =======   =======
Total return(/1/)              (13.08)%    24.17%     8.46%    18.39%     8.32%    21.03%
Ratios/Supplemental Data:
 Net assets, end of
  period (000's omitted)      $68,362    $88,459   $71,764   $77,173   $68,717   $68,306
 Ratio of expenses to
  average net assets(/2/)        2.37%      2.42%     2.32%     2.18%     2.18%     2.24%
 Ratio of net investment
  income (loss) to
  average
  net assets                    (1.71)%    (1.79)%   (1.49)%   (0.62)%   (1.31)%   (1.08)%
 Portfolio turnover rate           14%        61%       86%       57%       84%       63%

-----------

(/1/) Does not reflect contingent deferred sales charge.

(/2/) Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.56%, 2.57%, 2.58%, 2.54%, 2.55% and 2.57%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS
     (Information as of and for the six months ended November 30, 2000 is unaudited)

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachu-setts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accom-panying financial statements include only the Growth Fund (the "Fund").

   The Fund's investment objective is growth of capital. The Fund seeks to achieve its objective by investing primarily in mutual funds ("underlying funds") that invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and that seek long-term capital growth or appreciation.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a se-curities exchange are valued at the last quoted sales price on the ex-change where they are principally traded.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Divi-dend income and distributions to shareholders are recorded on the ex-div-idend date. Interest income and expenses are recorded on an accrual ba-sis.

  c. Federal Income Taxes

     The Trust's policy is for the Funds to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to its shareholders. Therefore, no federal income tax pro-vision is required.

     As of November 30, 2000, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $59,781,949, $7,303,692, $11,153,395 and
     $3,849,703, respectively.

  d. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued


2. Significant Accounting Policies, continued:

     financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those esti-mates.

  e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose princi-pal stockholder is also a trustee of the Trust, serves as the Fund's in-vestment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Fund and .75% of the average daily net assets exceeding $100 million. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see
   Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the six months ended November 30, 2000, the Advisor waived $37,462 of its fees.

4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive annual fees of 1.00% of the Fund's average daily net assets. The Distributor waives a portion of its fees pursuant to certain rules of the National Association of Securi-ties Dealers, Inc. ("NASD"). Under these rules, 12b-1 fees received by Dis-tributors are combined with those charged by the underlying funds in deter-mining the maximum percentage limits currently permitted by the NASD. Dur-ing the six months ended November 30, 2000, the Distributor waived $40,304 of its fees.

   In addition, to the extent possible, the Distributor is generally desig-nated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the year ended November 30, 2000, the Distributor received $37,462 from brokerage commissions earned on its execution of purchases of portfo-lio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge is generally imposed on redemp-tions made within five years of the date that Fund shares are purchased.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued


5. Investment Activity:

   For the year ended November 30, 2000, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $5,760,989 and $16,409,337, respectively.

6. Composition of Net Assets:

   At November 30, 2000, net assets consisted of:

   Paid-in capital                                                $58,483,737
   Accumulated net realized gain from security transactions         3,294,489
   Accumulated net investment loss                                   (720,250)
   Unrealized appreciation on investments                           7,303,692
                                                                  -----------
       Net assets applicable to outstanding shares of beneficial
        interest                                                  $68,361,668
                                                                  ===========

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               November 30, 2000
                                  (Unaudited)

                                                   Shares   Value
                                                   ------   -----
MUTUAL FUNDS -- 71.20%
Large Cap Core Funds -- 26.07%
Kemper Blue Chip Fund                              52,026 $1,035,318
Principal Preservation S&P 100 Plus Portfolio      41,910  1,658,837
                                                          ----------
                                                           2,694,155
                                                          ----------
Multi Cap Core Funds -- 0.67%
Vanguard Index Trust Total Stock Market Portfolio   2,378     68,816
                                                          ----------
Mid Cap Core Funds -- 5.56%
T. Rowe Price Extended Equity Market Index Fund    51,652    574,897
                                                          ----------
Equity Income Funds -- 3.36%
T. Rowe Price Equity Income Fund                   13,572    347,048
                                                          ----------
European Region Funds -- 8.14%
Goldman Sachs European Equity Fund                 24,271    300,728
Kemper New Europe Fund                             36,057    540,505
                                                          ----------
                                                             841,233
                                                          ----------
International Funds -- 5.20%
Vanguard Developed Markets Index Fund              60,301    537,286
                                                          ----------
Latin American Funds -- 5.60%
Van Kampen American Capital Latin American Fund    51,449    578,812
                                                          ----------
S&P 500 Funds -- 10.92%
Federated Index Trust Max-Cap Fund                 26,964    722,372
Vanguard Index Trust 500 Portfolio                  3,336    405,735
                                                          ----------
                                                           1,128,107
                                                          ----------
World Income Funds -- 5.68%
Bear Stearns Emerging Markets Debt Portfolio       58,276    586,849
                                                          ----------
 Total Mutual Funds
  (cost $6,921,699)                                        7,357,203
                                                          ----------

                                         Shares    Value
                                         ------    -----
EXCHANGE TRADED
 INDEX SHARES -- 28.80%
Diamonds Trust Series                     2,900 $   302,325
i Shares MSCI Belgium Index Fund         18,000     212,625
i Shares MSCI Switzerland Index Fund     15,000     229,688
i Shares MSCI Austria Index Fund         32,000     224,000
i Shares MSCI United Kingdom Index Fund  13,000     224,250
SPDR-Nasdaq 100 Index                     5,100     319,388
SPDR -- S&P 500 Index                    11,100   1,463,466
                                                -----------
  Total Exchange Traded Index Shares
   (cost $3,264,366)                              2,975,742
                                                -----------
  Total Investments
   (cost $10,186,065)                           $10,332,945
                                                ===========

    The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 2000
                                  (Unaudited)

Assets:
 Investments at value (identified cost of $10,186,065)             $10,332,945
 Cash                                                                  423,582
 Receivable for shareholder purchases                                   45,976
 Other assets                                                           43,961
                                                                   -----------
    Total assets                                                    10,846,464
                                                                   -----------
Liabilities:
 Accrued distribution fees                                               3,628
 Accrued advisory fees                                                   4,525
 Other liabilities                                                      17,493
                                                                   -----------
    Total liabilities                                                   25,646
                                                                   -----------
     Net assets                                                    $10,820,818
                                                                   ===========
Shares of beneficial interest outstanding (unlimited number of no
 par value shares authorized)                                          515,873
                                                                   ===========
Net asset value and offering price per share outstanding           $     20.98
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 2000
                                  (Unaudited)

Investment income:
 Dividends                                                  $   62,306
 Interest                                                       36,592
                                                            ----------
    Total income                                                98,898
                                                            ----------
Expenses:
 Investment advisory fees                                       35,013
 Distribution fees                                              29,177
 Transfer agent fees                                            21,823
 Custodial fees                                                  2,509
 Professional fees                                               8,413
 Registration fees                                               7,554
 Trustee fees                                                    1,592
 Insurance                                                       3,096
 Shareholder reports                                             2,740
 Miscellaneous                                                   1,279
                                                            ----------
                                                               113,196
 Less expenses waived by investment advisor and distributor     (8,042)
                                                            ----------
   Total expenses                                              105,154
                                                            ----------
   Net investment loss                                          (6,256)
                                                            ----------
Realized and unrealized gain (loss) on investments:
 Net realized gain from security transactions                  172,795
 Capital gain distributions from mutual funds                   28,919
 Change in unrealized appreciation on investments           (1,175,569)
                                                            ----------
    Net realized and unrealized gain (loss) on investments    (973,855)
                                                            ----------
     Net increase in net assets resulting from operations   $ (980,111)
                                                            ==========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                   For the
                                                 Six Months
                                                    Ended       For the
                                                Nov. 30, 2000  Year Ended
                                                 (Unaudited)  May 31, 2000
                                                ------------- ------------
Operations:
 Net investment income (loss)                    $    (6,256) $   108,605
 Net realized gain from security transactions        172,795    1,370,151
 Capital gain distributions from mutual funds         28,919      461,475
 Net change in unrealized appreciation on
  investments                                     (1,175,569)    (474,118)
                                                 -----------  -----------
    Increase (decrease) in net assets resulting
     from operations                                (980,111)   1,466,113
                                                 -----------  -----------
Distributions:
 From net investment income                                      (295,335)
 From net realized gain on security
  transactions                                                 (1,046,090)
                                                              -----------
    Decrease in net assets resulting from
     distributions                                             (1,341,425)
                                                              -----------
Capital share transactions:
 Proceeds from sale of 75,130 and 175,298
  shares                                           1,750,314    4,098,482
 Value of 56,629 shares issued upon
  reinvestment of dividends                                     1,240,231
 Cost of 44,280 and 347,160 shares redeemed       (1,023,830)  (8,212,124)
                                                 -----------  -----------
    Increase (decrease) in net assets resulting
     from capital share transactions                 726,484   (2,873,411)
                                                 -----------  -----------
    Total decrease in net assets                    (253,627)  (2,748,723)

Net assets:
 Beginning of year/period                         11,074,445   13,823,168
                                                 -----------  -----------
 End of year/period                              $10,820,818  $11,074,445
                                                 ===========  ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                             FINANCIAL HIGHLIGHTS

                              For the
                            Six Months
                               Ended            For the Years Ended May 31,
                           Nov. 30, 2000 ----------------------------------------------
                            (Unaudited)   2000     1999     1998     1997    1996
                           -------------  ----     ----     ----     ----    ----
For a share outstanding
 throughout each
 year/period:
Net asset value,
 beginning of year/period     $ 22.83    $ 23.03  $ 22.96  $ 19.92  $17.57  $17.21
                              -------    -------  -------  -------  ------  ------
Income from investment
 operations:
 Net investment income
  (loss)                         (.02)       .15      .02     0.16    0.32    0.34
 Net realized and
  unrealized gain (loss)
  on investments                (1.83)      1.90     1.38     4.64    3.49    2.57
                              -------    -------  -------  -------  ------  ------
    Total income (loss)
     from investment
     operations                 (1.85)      2.05     1.40     4.80    3.81    2.91
                              -------    -------  -------  -------  ------  ------
Distributions:
 From net investment
  income                                    (.50)            (0.30)  (0.48)  (0.28)
 From net realized gain
  on security
  transactions                             (1.75)   (1.33)   (1.46)  (0.98)  (2.27)
                                         -------  -------  -------  ------  ------
    Total distributions                    (2.25)   (1.33)   (1.76)  (1.46)  (2.55)
                                         -------  -------  -------  ------  ------
     Net asset value, end
      of year/period           $20.98    $ 22.83  $ 23.03  $ 22.96  $19.92  $17.57
                              =======    =======  =======  =======  ======  ======
Total return(/1/)               (8.10)%     9.49%    6.57%   25.30%  22.43%  17.65%

Ratios/Supplemental Data:
 Net assets, end of
  period (000's omitted)      $10,821    $11,074  $13,823  $11,592  $8,098  $4,417
 Ratio of expenses to
  average net assets(/2/)        1.83%      1.43%    1.34%    1.47%   1.77%   2.22%
 Ratio of net investment
  income (loss) to
  average
  net assets                    (0.11)%     0.82%    0.09%    0.80%   1.84%   1.43%
 Portfolio turnover rate           44%        53%      79%      33%     67%     40%

-----------

(/1/) Does not reflect contingent deferred sales charge.

(/2/) Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.97%, 1.84%, 1.94%, 2.07%, 2.38% and 2.82%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS
     (Information as of and for the six months ended November 30, 2000 is unaudited)

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachu-setts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accom-panying financial statements include only the Capital Income Fund (the "Fund").

   The Fund's primary investment objective is to seek to achieve high current income. The Fund's secondary objective is growth of capital and income. The Fund seeks to achieve its objectives by investing primarily in mutual funds ("underlying funds"), at least 65% of which seek to achieve an objective of high current income by investing in income-producing equity securities, long or short-term bonds and other fixed-income securities (such as U.S. government securities, commercial paper and preferred stock).

2. Significant Accounting Policies:

  a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a se-curities exchange are valued at the last quoted sales price on the ex-change where they are principally traded.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Divi-dend income and distributions to shareholders are recorded on the ex-div-idend date. Interest income and expenses are recorded on an accrual ba-sis.

  c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment compa-nies and to distribute substantially all of its investment company tax-able income to its shareholders. Therefore, no federal income tax provi-sion is required.

     As of November 30, 2000, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $10,186,065, $146,880, $821,747 and $674,867, respectively.

  d. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

     amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual re-sults could differ from those estimates.

  e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose princi-pal stockholder is also a trustee of the Trust, serves as the Fund's in-vestment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the av-erage daily net assets of the Fund. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the year ended November 30, 2000, the Advisor waived $1,740 of its fees.

4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .50% of the Fund's average daily net assets. The Distributor waives a portion of its fees pursuant to certain rules of the National Association of Securi-ties Dealers, Inc. ("NASD"). Under these rules, 12b-1 fees received by Dis-tributors are combined with those charged by the underlying funds in deter-mining the maximum percentage limits currently permitted by the NASD. Dur-ing the year ended November 30, 2000, the Distributor waived $6,302 of its fees.

   In addition, to the extent possible, the Distributor is generally desig-nated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the year ended November 30, 2000, the Distributor received $10,365 from brokerage commissions earned on its execution of purchases of portfo-lio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge in generally imposed on redemp-tions made within five years of the date that Fund shares are purchased.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued


5. Investment Activity:

   For the year ended November 30, 2000, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $3,070,948 and $2,438,127 respectively.

6. Composition of Net Assets:

   At November 30, 2000, net assets consisted of:

   Paid-in capital                                                $ 8,784,250
   Accumulated net investment income                                   34,456
   Accumulated net realized gain from security transactions         1,855,232
   Unrealized appreciation on investments                             146,880
                                                                  -----------
       Net assets applicable to outstanding shares of beneficial
        interest                                                  $10,820,818
                                                                  ===========

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 2000
                                  (Unaudited)

                                                         Shares    Value
                                                         ------    -----
MUTUAL FUNDS -- 66.31%
Large Cap Growth Funds -- 3.67%
Rydex Series Trust OTC Fund                              26,913 $   487,675
                                                                -----------
Large Cap Core Funds -- 12.91%
Principal Preservation S&P 100 Plus Portfolio            43,293   1,713,557
                                                                -----------
Multi Cap Core Funds -- 2.94%
Vanguard Index Total Stock Market Portfolio              13,484     390,101
                                                                -----------
Mid Cap Core Funds -- 4.67%
T. Rowe Price Extended Equity Market Index Fund          55,716     620,124
                                                                -----------
Mid Cap Value Funds -- 0.29%
Federated Index Trust Mid-Cap Fund                        2,367      38,727
                                                                -----------
Emerging Markets Fund -- 0.66%
Vanguard International Index Emerging Markets Portfolio  10,191      86,937
                                                                -----------
Small Cap Value Funds -- 1.21%
Vanguard Index Small Cap Value                           18,679     163,443
                                                                -----------
International Funds -- 8.95%
Deutsche EAFE Equity Index Fund                          67,628     810,185
Vanguard Total International Index Fund                  32,526     377,635
                                                                -----------
                                                                  1,187,820
                                                                -----------
Pacific Region Funds -- 1.18%
Vanguard International Index Pacific Portfolio           16,613     156,998
                                                                -----------
S&P Index Objective Funds -- 13.38%
Federated Index Trust Max-Cap Fund                        2,546      68,224
T. Rowe Price Equity Index Fund                          14,478     513,246
SSGA S&P 500 Index Fund                                  23,934     521,285
Vanguard Index Trust 500 Portfolio                        5,535     673,172
                                                                -----------
                                                                  1,775,927
                                                                -----------
Science & Technology Funds -- 16.45%
Principal Preservation Tech 100 Index Portfolio          88,340   2,184,653
                                                                -----------
 Total Mutual Funds (cost $8,920,871)                             8,805,962
                                                                -----------
EXCHANGE TRADED INDEX SHARES -- 33.69%
Diamonds Trust Series                                    16,300   1,699,275
SPDR -- S&P Mid Cap 400 Index                             6,000     529,125
SPDR -- Nasdaq 100 Index                                 19,000   1,189,875
SPDR -- S&P 500 Index                                     5,000     659,219
SPDR -- Finaical Sector Index                            14,500     395,579
                                                                -----------
 Total Exchange Traded Index Shares (cost $4,926,941)             4,473,073
                                                                -----------
 Total Investments (cost $13,847,812)                           $13,279,035
                                                                ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 2000
                                  (Unaudited)

Assets:
 Investments at value (identified cost of $13,847,812)             $13,279,035
 Cash                                                                  298,967
 Receivable for shareholder purchases                                   38,480
 Other assets                                                           20,878
                                                                   -----------
    Total assets                                                    13,637,360
                                                                   -----------
Liabilities:
 Other liabilities                                                      13,866
                                                                   -----------
    Total liabilities                                                   13,866
                                                                   -----------
     Net assets                                                    $13,623,494
                                                                   ===========
Shares of beneficial interest outstanding (unlimited number of no
 par value shares authorized)                                        1,032,739
                                                                   ===========
Net asset value and offering price per share outstanding           $     13.19
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 2000
                                  (Unaudited)

Investment income:
 Dividends                                                 $    37,625
 Interest                                                       15,361
                                                           -----------
    Total income                                                52,986
                                                           -----------
Expenses:
 Investment advisory fees                                       48,494
 Transfer agent fees                                            14,393
 Custodial fees                                                  2,587
 Professional fees                                               6,290
 Registration fees                                               7,386
 Trustee fees                                                      705
 Insurance                                                       1,347
 Shareholder reports                                             1,744
 Miscellaneous                                                   1,072
                                                           -----------
                                                                84,018
 Less expenses waived by investment advisor                       (648)
                                                           -----------
   Total expenses                                               83,370
                                                           -----------
   Net investment loss                                         (30,384)
                                                           -----------
Realized and unrealized gain (loss) on investments:
 Net realized gain from security transactions                   70,275
 Capital gain distributions from mutual funds                  494,808
 Change in unrealized appreciation on investments           (2,509,637)
                                                           -----------
    Net realized and unrealized gain (loss) on investments  (1,944,554)
                                                           -----------
     Net decrease in net assets resulting from operations  $(1,974,938)
                                                           ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        For the
                                                      Six Months
                                                         Ended       For the
                                                     Nov. 30, 2000  Year Ended
                                                      (Unaudited)  May 31, 2000
                                                     ------------- ------------
Operations:
 Net investment loss                                  $   (30,384) $   (10,141)
 Net realized gain from security transactions              70,275        7,942
 Capital gain distributions from mutual funds             494,808      119,285
 Net change in unrealized appreciation on
  investments                                          (2,509,637)   1,163,488
                                                      -----------  -----------
    Increase (decrease) in net assets resulting from
     operations                                        (1,974,938)   1,280,574
                                                      -----------  -----------
Distributions:
 From net investment income                                            (14,574)
 From net realized gain on security transactions                      (120,540)
                                                                   -----------
    Decrease in net assets resulting from
     distributions                                                    (135,114)
                                                                   -----------
Capital share transactions:
 Proceeds from sale of 317,673 and 441,480 shares       4,909,591    6,476,107
 Value of 8,055 shares issued upon reinvestment of
  dividends                                                            125,703
 Cost of 47,267 and 129,254 shares redeemed              (715,314)  (1,955,431)
                                                      -----------  -----------
    Increase in net assets resulting from capital
     share transactions                                 4,194,277    4,646,379
                                                      -----------  -----------
    Total increase in net assets                        2,219,339    5,791,839
Net assets:
 Beginning of year/period                              11,404,155    5,612,316
                                                      -----------  -----------
 End of year/period                                   $13,623,494  $11,404,155
                                                      ===========  ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                              FINANCIAL HIGHLIGHTS

                              For the
                            Six Months
                               Ended          For the      For the         For the
                           Nov. 30, 2000     Year Ended   Year Ended    Period Ended
                            (Unaudited)     May 31, 2000 May 31, 1999 May 31, 1998(/4/)
                           -------------    ------------ ------------ -----------------
For a share outstanding
 throughout the
 year/period:
Net asset value,
 beginning of year/period     $ 14.96         $ 12.70       $11.04         $10.00
                              -------         -------       ------         ------
Income from investment
 operations:
 Net investment income
  (loss)                         (.03)          (0.01)       (0.01)          0.03
 Net realized and
  unrealized gain (loss)
  on investments                (1.74)           2.49         1.91           1.16
                              -------         -------       ------         ------
    Total income (loss)
     from investment
     operations                 (1.77)           2.48         1.90           1.19
                              -------         -------       ------         ------
Distribution:
 From net investment
  income                                        (0.12)                      (0.03)
 From net realized gain
  on security
  transactions                                  (0.10)       (0.24)         (0.12)
                                              -------       ------         ------
    Total distributions                         (0.22)       (0.24)         (0.15)
                                              -------       ------         ------
     Net asset value, end
      of year/period          $ 13.19         $ 14.96       $12.70         $11.04
                              =======         =======       ======         ======
Total return(/2/)             (11.83)%          19.46%       17.49%         11.99%

Ratios/Supplemental Data:
 Net assets, end of
  period (000's omitted)      $13,623         $11,404       $5,612         $3,080
 Ratio of expenses to
  average net assets(/3/)        1.23%(/1/)      1.24%        1.23%          0.71%
 Ratio of net investment
  income (loss) to
  average net assets           (0.45)%(/1/)    (0.11)%      (0.09)%          0.36%
 Portfolio turnover rate            8%(/1/)        17%          35%            49%

-----------

(/1/) Annualized.

(/2/) Does not reflect contingent deferred sales charge.

(/3/) Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 1.24%, 1.50%, 2.16% and 2.75%, respectively.

(/4/) Commencement of operations was July 2, 1997.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                         NOTES TO FINANCIAL STATEMENTS
     (Information as of and for the six months ended November 30, 2000 is unaudited)

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachu-setts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accom-panying financial statements include only the Multiple Index Trust (the "Fund").

   The Fund's investment objective is to maximize total return from capital growth and income. The Fund seeks to achieve its ojbective by investing at least 65% of its total assets in shares of other open-end investment compa-nies whose portfolios mirror those of one index or another of market secu-rities. A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that fund shares are pur-chased.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a se-curities exchange are valued at the last quoted sales price on the ex-change where they are principally traded.

  b.Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Divi-dend income and distributions to shareholders are recorded on the ex-div-idend date. Interest income and expenses are recorded on an accrual ba-sis.

  c.Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment compa-nies and to distribute substantially all of its investment company tax-able income to its shareholders. Therefore, no federal income tax provi-sion is required.

     As of November 30, 2000, the aggregate cost of investments for federal income tax purposes, the net unrealized depreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $13,847,812, $568,777, $1,018,211 and
     $1,586,988, respectively.

  d.Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

  e. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose princi-pal stockholder is also a trustee of the Trust, serves as the Fund's in-vestment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .70% of the av-erage daily net assets of the Fund. For the year ended November 30, 2000, the Advisor waived $648 of its advisory fees.

4. Investment Activity:

   For the period ended November 30, 2000, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $5,305,440 and $500,775, respectively.

5. Composition of Net Assets:

   At November 30, 2000, net assets consisted of:

   Paid-in capital                                              $13,630,322
   Accumulated net realized gain from security transactions         592,333
   Accumulated net investment loss                                  (30,384)
   Unrealized depreciation on investments                          (568,777)
                                                                -----------
     Net assets applicable to outstanding shares of beneficial
      interest                                                  $13,623,494
                                                                ===========

                          YORKTOWN CLASSIC VALUE TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 2000
                                  (Unaudited)

                                 Shares   Value
                                 ------   -----
Common Stocks -- 83.43%
Banks -- 9.37%
BB&T Corp.                       21,000 $  700,875
Firstar Corp.                    32,000    620,000
J.P. Morgan & Co. Inc.            5,800    781,913
                                        ----------
                                         2,102,788
                                        ----------
Chemicals -- 12.64%
Cytec Industries Inc.            15,000    518,437
du Pont (E.I.) de Nemours & Co.  23,000    973,188
Dow Chemical Co.                 35,000  1,069,687
NL Industries, Inc.               6,000    134,250
Sigma-Aldrich Corp.               4,000    143,000
                                        ----------
                                         2,838,562
                                        ----------
Computer Software &
 Services -- 5.77%
First Data Corp.                 25,300  1,295,044
                                        ----------
Diversified Companies -- 15.13%
Citi Group                       48,000  2,391,000
Service Corp. International      30,000     56,250
Tyco International Limited       18,000    949,500
                                        ----------
                                         3,396,750
                                        ----------
Drugs -- 4.13%
Merck & Co. Inc.                 10,000    926,875
                                        ----------
Electronics -- 0.93%
Paxar Corp.                      23,800    199,325
Visteon Corp.                       654      9,728
                                        ----------
                                           209,053
                                        ----------
Financial Services -- 6.61%
American Express Co.             27,000  1,483,313
                                        ----------
Insurance -- 1.72%
Metlife Inc                      13,000    385,125
                                        ----------

                                Shares    Value
                                ------    -----
Office Supplies &
 Equipment -- 0.86%
Xerox Corp.                     28,000 $   194,250
                                       -----------
Petroleum -- 1.64%
Chevron Corp.                    4,500     368,437
                                       -----------
Retail -- 5.05%
Radioshack Corp.                 2,000      93,750
TJX Corp.                       10,000     256,250
Wal Mart Stores Inc.            15,000     782,812
                                       -----------
                                         1,132,812
                                       -----------
Securities Brokerage -- 15.59%
Bear Stearns Companies, Inc.     9,000     413,437
Lehman Brothers Holdings Inc.   27,600   1,367,925
Morgan Stanley, Dean Witter,
 Discover & Co.                 16,400   1,039,350
Raymond James Financial Inc.    24,000     678,000
                                       -----------
                                         3,498,712
                                       -----------
Semiconductor --  2.05%
Motorola Inc.                   23,000     461,438
                                       -----------
Thrift -- 1.94%
Fannie Mae                       5,500     434,500
                                       -----------
  Total Common Stocks
   (cost $13,381,443)                   18,727,659
                                       -----------
Exchange Traded
 Index Shares -- 16.57%
SPDR -- NASDAQ 100 Index        13,800     864,225
SPDR -- S&P 500 Index           16,400   2,162,238
SPDR -- S&P Mid Cap 400 Index    3,700     326,294
SPDR -- Financial Sector Index  13,500     368,298
                                       -----------
  Total Exchange Traded Index Shares
   (cost $4,109,357)                     3,721,055
                                       -----------
  Total Investments
   (cost $17,490,800)                  $22,448,714
                                       ===========

    The accompanying notes are an integral part of the financial statments.

                          YORKTOWN CLASSIC VALUE TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 2000
                                  (Unaudited)

Assets:
 Investments at value (identified cost of $17,490,800)             $22,448,714
 Cash                                                                    1,385
 Receivable for shareholder purchases                                  123,583
 Other assets                                                           21,798
                                                                   -----------
    Total assets                                                    22,595,480
                                                                   -----------
Liabilities:
 Accrued distribution fees                                              13,723
 Accrued advisory fees                                                  13,723
 Borrowings for purchase of securities                               4,956,000
 Accrued interest expense                                               32,003
 Other liabilities                                                      58,077
                                                                   -----------
    Total liabilities                                                5,073,526
                                                                   -----------
     Net assets                                                    $17,521,954
                                                                   ===========
Shares of beneficial interest outstanding (unlimited number of no
 par value shares authorized)                                        1,032,569
                                                                   ===========
Net asset value and offering price per share outstanding           $     16.97
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 2000
                                  (Unaudited)

Investment Income:
 Dividends                                                $217,120
 Interest                                                      384
                                                          --------
    Total income                                           217,504
                                                          --------
Expenses:
 Investment advisory fees                                   80,362
 Distribution fees                                          80,362
 Transfer agent fees                                        19,519
 Custodial fees                                              5,206
 Professional fees                                           9,816
 Registration fees                                           6,418
 Trustee fees                                                1,519
 Insurance                                                   3,656
 Shareholder reports                                         2,686
 Miscellaneous                                               1,454
                                                          --------

   Total operating expenses                                210,998
 Interest expense                                          130,817
                                                          --------
   Total expenses                                          341,815
                                                          --------
   Net investment loss                                    (124,311)
                                                          --------
Realized and unrealized gain (loss) on investments:
 Net realized gain from security transactions              415,722
 Change in unrealized appreciation on investments          403,487
                                                          --------
    Net realized and unrealized gain on investments        819,209
                                                          --------
     Net increase in net assets resulting from operations $694,898
                                                          ========

The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF CASH FLOWS
                   for the six months ended November 30, 2000
                                  (Unaudited)

Cash provided (used) by financing activities:
 Sales of capital shares                              $ 38,764,376
 Repurchase of capital shares                          (35,843,584)
                                                      ------------
 Cash provided by capital share transactions             2,920,792
 Cash provided by borrowing, net of borrowings repaid
  of $                                                     791,000
                                                      ------------
                                                                    $3,711,792
Cash provided (used) by operations:
 Purchases of portfolio securities                    $(12,033,150)
 Proceeds from sales of portfolio securities             8,424,268
                                                      ------------
                                                        (3,608,882)
                                                      ------------
 Net investment loss                                      (124,311)
 Net change in receivables/payables related to
  operations                                                22,282
                                                      ------------
                                                          (102,029)
                                                      ------------
                                                                    (3,710,911)
                                                                    ----------
 Net increase in cash                                                      881
 Cash, beginning of year                                                   504
                                                                    ----------
  Cash, end of year                                                 $    1,385
                                                                    ==========

The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the
                                                Six Months Ended   For the
                                                 Nov. 30, 2000    Year Ended
                                                  (Unaudited)    May 31, 2000
                                                ---------------- ------------
Operations:
 Net investment loss                              $   (124,311)  $  (378,255)
 Net realized gain from security transactions          415,722     1,031,851
 Net change in unrealized appreciation on
  investments                                          403,487       298,673
                                                  ------------   -----------
    Increase in net assets resulting from
     operations                                        694,898       952,269
                                                  ------------   -----------
Distributions:
 From net realized gains on security
  transactions                                                    (1,695,717)
                                                                 -----------
    Decrease in net assets resulting from
     distributions                                                (1,695,717)
                                                                 -----------
Capital share transactions:
 Proceeds from sale of 2,187,064 and 1,872,518
  shares                                            38,857,959    29,318,121
 Value of 115,017 shares issued upon
  reinvestment of dividends                                        1,642,574
 Cost of 2,024,097 and 2,086,490 shares
  redeemed                                         (35,888,026)  (31,946,998)
                                                  ------------   -----------
    Increase (decrease) in net assets resulting
     from capital share transactions                 2,969,933      (986,303)
                                                  ------------   -----------
    Total increase (decrease) in net assets          3,664,831    (1,729,751)

Net assets:
 Beginning of year/period                           13,857,123    15,586,874
                                                  ------------   -----------
 End of year/period                               $ 17,521,954   $13,857,123
                                                  ============   ===========


The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                             FINANCIAL HIGHLIGHTS

                              For the
                            Six Months
                               Ended               For the Year Ended May 31,
                           Nov. 30, 2000     ----------------------------------------------
                            (Unaudited)       2000      1999      1998      1997      1996
                           -------------      ----      ----      ----      ----      ----
For a share outstanding
 throughout each
 year/period:
Net asset value,
 beginning of year/period     $15.94         $ 16.09   $ 14.90   $ 14.23   $ 12.00   $12.98
                              ------         -------   -------   -------   -------   ------
Income from investment
 operations:
 Net investment loss            (.12)          (0.43)    (0.41)    (0.47)    (0.25)   (0.28)
 Net realized and
  unrealized gain on
  investments                   1.15            1.78      2.79      2.19      2.69     0.93
                              ------         -------   -------   -------   -------   ------
    Total income from
     investment
     operations                 1.03            1.35      2.38      1.72      2.44     0.65
                              ------         -------   -------   -------   -------   ------
Distributions:
 From net realized gain
  on security
  transactions                                 (1.50)    (1.19)    (1.05)    (0.21)   (1.63)
                                             -------   -------   -------   -------   ------
    Total distributions                        (1.50)    (1.19)    (1.05)    (0.21)   (1.63)
                                             -------   -------   -------   -------   ------
     Net asset value, end
      of year/period          $16.97         $ 15.94   $ 16.09   $ 14.90   $ 14.23   $12.00
                              ======         =======   =======   =======   =======   ======
Total return(/1/)               6.46%           9.61%    17.80%    13.02%    20.59%    6.36%


Ratios/Supplemental Data:
 Net assets, end of
  period (000's omitted)      17,522         $13,857   $15,587   $13,664   $13,060   $9,072
 Ratio of operating
  expenses to average net
  assets(/2/)                   2.41%(/4/)      2.27%     2.44%     2.54%     2.65%    2.68%
 Ratio of total expenses
  to average net
  assets(/3/)                   3.91%(/4/)      4.00%     4.77%     5.52%     5.20%    6.22%
 Ratio of net investment
  loss to average net
  assets                       (1.42%)(/4/)    (2.33)%   (2.82)%   (3.08)%   (2.50)%  (2.67)%
 Portfolio turnover rate          79%(/4/)       113%      187%      145%      115%     145%

-----------

(/1/) Does not reflect contingent deferred sales charge.

(/2/) Without fees waived by the investment advisor and distributor, the annualized ratio of operating expenses to average net assets would have been 2.41%, 2.42%, 2.60%, 2.69%, 2.80% and 2.87%, respectively.

(/3/) Without fees waived by the investment advisor and distributor, the annualized ratio of total expenses to average net assets would have been 3.91%, 4.15%, 4.92%, 5.67%, 5.35% and 6.41%, respectively.

(/4/) Annualized.

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                         NOTES TO FINANCIAL STATEMENTS
     (Information as of and for the six months ended November 30, 2000 is unaudited)

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachu-setts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. It is comprised of six separate portfolios. The accompanying fi-nancial statements include only the Yorktown Classic Value Trust (the "Fund").

   The primary investment objective of the Fund is growth of capital; income is a secondary objective. The Fund seeks to achieve these objectives by in-vesting primarily in equity securities which the Fund's investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term in-dicators.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. Securities for which market quotations are not read-ily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Divi-dend income and distributions to shareholders are recorded on the ex-div-idend date. Interest income and expenses are recorded on an accrual ba-sis.

  c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment compa-nies and to distribute substantially all of its investment company tax-able income to its shareholders. Therefore, no federal income tax provi-sion is required.

     As of November 30, 2000, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $17,490,800, $4,957,914, $5,804,189 and
     $846,275, respectively.

  d. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

                         YORKTOWN CLASSIC VALUE TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

  f. Borrowings

     The Fund is permitted to borrow up to one-third of the value of its net assets, before such borrowings, for investment purposes. Such borrowing is referred to as leveraging. As of November 30, 2000, the balance due for securities purchased through leveraging was $4,956,000. The average daily balance during the year ended November 30, 2000 was $3,200,951 or $3.20 per share, based on average shares outstanding of 1,000,133. The maximum amount of borrowings outstanding at any month-end during the year was $4,956,000. The Fund's investment securities are pledged as collat-eral under the borrowing arrangement.

     Interest is charged at a rate of 1.50% plus the Fed Funds rate (8.0625% as of November 30, 2000). Interest expense amounted to $130,817 for the year ended November 30, 2000.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose princi-pal stockholder is also a trustee of the Trust, serves as the Fund's in-vestment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .90% of the av-erage daily net assets of the Fund.

4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .90% of the Fund's average daily net assets, which is comprised of .65% of distri-bution fees and .25% of service fees. The principal stockholder of the Dis-tributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge is generally imposed on redemp-tions made within five years of the date that Fund shares are purchased.

5. Investment Activity:

   For the year ended November 30, 2000, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $12,033,151 and $8,424,268, respectively.

6.Composition of Net Assets:

  At November 30, 2000, net assets consisted of:

   Paid-in capital                                                $11,921,471
   Accumulated net realized gain from security transactions           766,880
   Accumulated net investment loss                                   (124,311)
   Unrealized appreciation on investments                           4,957,914
                                                                  -----------
       Net assets applicable to outstanding shares of beneficial
        interest                                                  $17,521,954
                                                                  ===========

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 2000
                                  (Unaudited)

                                                  Principal    Value
                                                  ---------    -----
U.S. GOVERNMENT OBLIGATIONS -- 100.00%
United States Treasury Stripped Interest Payment
 Due 5/15/2008                                    $4,543,000 $3,018,328
 Due 5/15/2009                                     3,102,000  1,947,764
                                                             ----------
  Total investments (cost $4,722,250)                        $4,966,092
                                                             ==========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 2000
                                  (Unaudited)

Assets:
 Investments at value (identified cost of $4,722,250)              $4,966,092
 Cash                                                                 294,457
 Other assets                                                          20,807
                                                                   ----------
    Total assets                                                    5,281,356
                                                                   ----------
Liabilities:
 Other liabilities                                                      8,190
                                                                   ----------
    Total liabilities                                                   8,190
                                                                   ----------
     Net assets                                                    $5,273,166
                                                                   ==========
Shares of beneficial interest outstanding (unlimited number of no
 par value shares authorized)                                         488,980
                                                                   ==========
Net asset value and offering price per share outstanding           $    10.78
                                                                   ==========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 2000
                                  (Unaudited)

Investment income:
 Interest                                                 $181,921
                                                          --------
Expenses:
 Investment advisory fees                                    9,310
 Transfer agent fees                                        10,418
 Custodial fees                                              1,495
 Professional fees                                           3,171
 Registration fees                                           7,616
 Trustee fees                                                  586
 Insurance                                                   1,226
 Shareholder reports                                         1,363
 Miscellaneous                                                 935
                                                          --------
                                                            36,120
 Less expenses waived/reimbursed by investment advisor     (16,336)
                                                          --------
   Total expenses                                           19,784
                                                          --------
   Net investment income                                   162,137
                                                          --------
Realized and unrealized gain on investments:
 Change in unrealized appreciation on investments          268,965
                                                          --------
    Net realized and unrealized gain on investments        268,965
                                                          --------
     Net increase in net assets resulting from operations $431,102
                                                          ========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                     For the
                                                 Six Months Ended   For the
                                                  Nov. 30, 2000    Year Ended
                                                   (Unaudited)    May 31, 2000
                                                 ---------------- ------------
Operations:
 Net investment income                                $162,137    $   330,105
 Net realized loss from security transactions                        (461,898)
 Net change in unrealized appreciation on
  investments                                          268,965        166,713
                                                    ----------    -----------
    Increase in net assets resulting from
     operations                                        431,102         34,920
                                                    ----------    -----------
Distributions:
 From net investment income                            (87,786)      (247,811)
 From net realized gain on security transactions                      (59,946)
                                                    ----------    -----------
    Decrease in net assets resulting from
     distributions                                     (87,786)      (307,757)
                                                    ----------    -----------
Capital share transactions:
 Proceeds from sale of 145,444 and 201,822
  shares                                             1,502,548      2,061,420
 Value of 7,805 and 28,745 shares issued upon
  reinvestment of dividends                             80,049        286,353
 Cost of 52,250 and 555,096 shares redeemed           (539,604)    (5,692,195)
                                                    ----------    -----------
    Increase (decrease) in net assets resulting
     from capital share transactions                 1,042,993     (3,344,422)
                                                    ----------    -----------
    Total increase (decrease) in net assets          1,386,309     (3,617,259)

Net assets:
 Beginning of year/period                            3,886,857      7,504,116
                                                    ----------    -----------
 End of year/period                                 $5,273,166    $ 3,886,857
                                                    ==========    ===========


The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                              FINANCIAL HIGHLIGHTS

                              For the
                            Six Months
                               Ended          For the      For the         For the
                           Nov. 30, 2000     Year Ended   Year Ended    Period Ended
                            (Unaudited)     May 31, 2000 May 31, 1999 May 31, 1998(/4/)
                           -------------    ------------ ------------ -----------------
For a share outstanding
 throughout the
 year/period:
Net asset value,
 beginning of year/period     $10.02           $10.53       $10.63         $10.00
                              ------           ------       ------         ------
Income from investment
 operations:
 Net investment income           .27             0.80         0.58           0.43
 Net realized and
  unrealized gain (loss)
  on investments                 .69            (0.68)       (0.02)          0.49
                              ------           ------       ------         ------
    Total income from
     investment
     operations                  .96             0.12         0.56           0.92
                              ------           ------       ------         ------
Distributions:
 From net investment
  income                        (.20)           (0.51)       (0.64)         (0.29)
 From net realized gain
  on security
  transactions                                  (0.12)       (0.02)
                              ------           ------       ------         ------
    Total distributions         (.20)           (0.63)       (0.66)         (0.29)
                              ------           ------       ------         ------
     Net asset value, end
      of the year/period      $10.78           $10.02       $10.53         $10.63
                              ======           ======       ======         ======
Total return(/2/)               9.80%            1.30%        5.11%          9.33%


Ratios/Supplemental Data:
 Net assets, end of
  period (000's omitted)      $5,273           $3,887       $7,504         $3,844
 Ratio of expenses to
  average net assets(/3/)       0.86%(/1/)       0.76%        0.87%          0.84%
 Ratio of net investment
  income to average net
  assets                        7.01%(/1/)       6.72%        5.49%          5.85%
 Portfolio turnover rate           0%             126%         231%             3%

-----------

(/1/)Annualized.

(/2/)Does not reflect contingent deferred sales charge.

(/3/)Without fees waived/reimbursed by the investment advisor, the ratio of ex-penses to average net assets would have been 1.56%, 1.48%, 1.79% and 2.99%, respectively.

(/4/)Commencement of operations was July 2, 1997.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
     (Information as of and for the six months ended November 30, 2000 is unaudited)

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachu-setts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accom-panying financial statements include only the Treasuries Trust (the "Fund").

   The Fund's investment objective is to seek current income while limiting credit risk. The Fund seeks to achieve its objective by investing in obli-gations of the U.S. Treasury that are guaranteed as to principal and inter-est by the full faith and credit of U.S. government. A 1.50% contingent de-ferred sales charge is generally imposed on redemptions made within five years of the date that fund shares are purchased.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees. U.S. Treasury securities are valued at the mean be-tween the bid and asked prices.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dis-tributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

  c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment compa-nies and to distribute substantially all of its investment company tax-able income to its shareholders. Therefore, no federal income tax provi-sion is required.

     As of November 30, 2000, the aggregate cost of investments for federal income tax purposes and the unrealized appreciation on a federal income tax basis, where there is an excess of tax value over cost were $4,722,250 and $243,842, respectively.

  d. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued

2. Significant Accounting Policies, continued:

  e. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose princi-pal stockholder is also a trustee of the Trust, serves as the Fund's in-vestment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .40% of the av-erage daily net assets of the Fund. For the period ended November 30, 2000, the Advisor waived all of its fees in the amount of $9,310. In addition, the Advisor reimbursed $7,026 of the Fund's operating expenses.

4. Investment Activity:

   For the six months ended November 30, 2000, purchases and sales of U.S. government obligations amounted to $898,481 and $0, respectively. There were no purchases and sales of securities other than short-term obligations and U.S. government obligations.

5. Composition of Net Assets:

   At November 30, 2000, net assets consisted of:

   Paid-in capital                                                $5,272,860
   Accumulated net investment income                                 218,362
   Accumulated net realized loss from security transactions         (461,898)
   Unrealized appreciation on investments                           (243,842)
                                                                  ----------
       Net assets applicable to outstanding shares of beneficial
        interest                                                  $5,273,166
                                                                  ==========

                              SHAREHOLDER SERVICES
                                   API Trust
                                 P.O. Box 8595
                        Boston, Massachusetts 02266-8595
                                 (888) 933-8274

                           For Overnight Deliveries:

                                   API Trust
                                66 Brooks Drive
                         Braintree, Massachusetts 02184

                               EXECUTIVE OFFICES
                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                             250 West Pratt Street
                           Baltimore, Maryland 21201

                    This report is submitted for the general
                 information of the shareholders of the Trust.
                The report is not authorized for distribution to
               prospective investors in the Trust unless preceded
                   or accompanied by an effective Prospectus.

                                www.apitrust.com